Fixed assets and assets held for sale - Assets held for sale (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance as at beginning of period	$ 0
Balance as at ending of period	22,294
Discontinued Operations, Held-for-Sale [Member]
Schedule of Equity Method Investments [Line Items]
Balance as at beginning of period	0
Vessel held for sale	21,340
Inventories	954
Balance as at ending of period	$ 22,294